Share capital - Summary of share premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital
Share Premium	$ 343,435,529	$ 88,873,188
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of shares earnouts	(75,550,455)
Swvl Inc. shareholders
Share capital
Share Premium	88,873,188	$ 88,873,188
Convertible notes
Share capital
Share Premium	145,952,505
PIPE Investor
Share capital
Share Premium	39,663,603
Recapitalization costs
Share capital
Share Premium	121,077,329
Other shares
Share capital
Share Premium	31,887,125
Total share premium
Share capital
Share Premium	$ 427,453,750